Restructuring and Other Costs	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Restructuring and Other Costs
RESTRUCTURING COSTS
During 2013, we recorded net pre-tax restructuring costs totaling $479 million for new and ongoing restructuring actions. We recorded charges in the segments as follows:

(dollars in millions)
Otis	$88
UTC Climate, Controls & Security	97
Pratt & Whitney	154
UTC Aerospace Systems	92
Sikorsky	50
Eliminations and other	—
Restructuring costs recorded within continuing operations	481
Restructuring costs recorded within discontinued operations	(2)
Total	$479

Restructuring charges incurred in 2013 primarily relate to actions initiated during 2013 and 2012, and were recorded as follows:

(dollars in millions)
Cost of sales	$215
Selling, general and administrative	265
Other income, net	1
Restructuring costs recorded within continuing operations	481
Restructuring costs recorded within discontinued operations	(2)
Total	$479

2013 Actions. During 2013, we initiated restructuring actions relating to ongoing cost reduction efforts, including workforce reductions and consolidation of manufacturing operations. We recorded net pre-tax restructuring costs totaling $421 million for restructuring actions initiated in 2013, consisting of $164 million in cost of sales and $257 million in selling, general and administrative expenses.
We are targeting to complete in 2014 the majority of the remaining workforce and all facility related cost reduction actions initiated in 2013. No specific plans for significant other actions have been finalized at this time. The following table summarizes the accrual balances and utilization by cost type for the 2013 restructuring actions:

(dollars in millions)	Severance	Asset Write-Downs	Facility Exit, Lease Termination & Other Costs	Total
Net pre-tax restructuring costs	$381	$15	$25	$421
Utilization and foreign exchange	(185)	(15)	(6)	(206)
Balance at December 31, 2013	$196	$—	$19	$215

The following table summarizes expected, incurred and remaining costs for the 2013 restructuring actions by segment:

(dollars in millions)	Expected Costs	Cost Incurred During 2013	Remaining Costs at December 31, 2013
Otis	$75	$(69)	$6
UTC Climate, Controls & Security	124	(89)	35
Pratt & Whitney	158	(154)	4
UTC Aerospace Systems	85	(71)	14
Sikorsky	38	(38)	—
Eliminations and other	—	—	—
Discontinued operations	—	—	—
Total	$480	$(421)	$59

2012 Actions. During 2013, we recorded net pre-tax restructuring costs totaling $60 million for restructuring actions initiated in 2012, consisting of $46 million in cost of sales, $13 million in selling, general and administrative expenses, and $1 million in other income, net. The 2012 actions relate to ongoing cost reduction efforts, including workforce reductions and the consolidation of field operations.
The following table summarizes the restructuring accrual balances and utilization by cost type for the 2012 programs:

(dollars in millions)	Severance	Asset Write- Downs	Facility Exit, Lease Termination and Other Costs	Total
Restructuring accruals at January 1, 2013	$289	$—	$50	$339
Net pre-tax restructuring costs	14	1	45	60
Utilization and foreign exchange	(218)	(1)	(47)	(266)
Balance at December 31, 2013	$85	$—	$48	$133

The following table summarizes expected, incurred and remaining costs for the 2012 programs by segment:

(dollars in millions)	Expected Costs	Costs Incurred During 2012	Costs Incurred During 2013	Remaining Costs at December 31, 2013
Otis	$156	$(146)	$(9)	$1
UTC Climate, Controls & Security	147	(123)	(18)	6
Pratt & Whitney	94	(94)	—	—
UTC Aerospace Systems	157	(121)	(21)	15
Sikorsky	62	(47)	(12)	3
Eliminations and other	19	(19)	—	—
Discontinued operations	26	(26)	—	—
Total	$661	$(576)	$(60)	$25
2011 Actions. During 2013, we recorded net pre-tax restructuring costs totaling $(2) million for restructuring actions initiated in 2011. As of December 31, 2013, there are no remaining costs to complete the 2011 actions.